Financial instruments by category - Summary of Carrying Value and Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value through OCI
Marketable securities	$ 2,572	$ 5,010
Amortized cost
Cash and cash equivalents	286,312	479,501	$ 883,171
Restricted cash	296	310
Other assets	10,592	10,285
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	140,878	110,541
Debt	595,977	593,783
Fair value [member]
Fair value through OCI
Marketable securities	2,572	5,010
Amortized cost
Cash and cash equivalents	286,312	479,501
Term deposit	6,646	5,508
Restricted cash	13,745	12,927
Accounts receivable and other	46,196	33,627
Other assets	3,924	4,900
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	140,878	110,541
Debt	549,606	595,698
Carrying amount [member]
Fair value through OCI
Marketable securities	2,572	5,010
Amortized cost
Cash and cash equivalents	286,312	479,501
Term deposit	6,646	5,508
Restricted cash	13,745	12,927
Accounts receivable and other	46,196	33,627
Other assets	3,924	4,900
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	140,878	110,541
Debt	$ 595,977	$ 593,783